5 Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and Cash Equivalents

	12.31.2019	12.31.2018
Cash and bank accounts	263,188	167,728
Financial investments with immediate liquidity	2,678,539	1,780,681
	2,941,727	1,948,409